CASH FLOW INFORMATION (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Investment activities
Net assets acquisition by business combination	$ 1,297,882	$ 152,070,313
Investment in kind in other related parties	2,409,244	1,163,384	$ 1,580,556
Capitalization of interest on buildings in progress	124,098	74,710
Financed sale of property, plant and equipment			1,734,281
Reclasification from Investment properties to property, plant and equipment		3,589,749
Sale of Moolec Science S.A. equity investment	(900,000)	(133,079)
Non-monetary contributions in joint ventures and associates			3,000
Investing activities	$ 2,931,224	156,765,077	3,317,837
Financing activities
Capitalization of convertible notes		12,211,638	36,244,460
Purchase of own shares		(24,025,718)
Acquisition of non-controlling interest in subsidiaries			255,893
Total of Financing Activities		$ (11,814,080)	$ 36,500,353